Group Companies - Subsidiary Undertakings Included in Consolidation Countries U through Z (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 VEB / shares	Dec. 31, 2017 ZMK / shares	Dec. 31, 2017 AED / shares	Dec. 31, 2017 UGX / shares	Dec. 31, 2017 ZWL / shares	Dec. 31, 2017 UYU / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16									€ 0.16		€ 0.16
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16									€ 0.16
Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.0311									£ 0.0311		£ 0.0311
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.031									£ 0.031
Ukraine [Member] | Unilever N.V. [member] | Pallada Ukraine LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ukraine
Name of Undertaking	Pallada Ukraine LLC
% holding as between NV/PLC	100.00%
Registered address	04119, 27T, Dehtyarivska Str., Kyiv
Ukraine [Member] | Unilever N.V. [member] | Unilever Ukraine LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ukraine
Name of Undertaking	Unilever Ukraine LLC
% holding as between NV/PLC	100.00%
Registered address	04119, 27T, Dehtyarivska Str., Kyiv
Ukraine [Member] | Unilever PLC [member] | Pallada Ukraine LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ukraine
Name of Undertaking	Pallada Ukraine LLC
% holding as between NV/PLC	0.00%
Registered address	04119, 27T, Dehtyarivska Str., Kyiv
Ukraine [Member] | Unilever PLC [member] | Unilever Ukraine LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ukraine
Name of Undertaking	Unilever Ukraine LLC
% holding as between NV/PLC	0.00%
Registered address	04119, 27T, Dehtyarivska Str., Kyiv
Uganda [Member] | Unilever N.V. [member] | Unilever Uganda Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uganda
Name of Undertaking	Unilever Uganda Limited
% holding as between NV/PLC	0.00%
Nominal Value | UGX / shares							UGX 20.00
Registered address	Plot 10/12 Nyondo Close, Industrial Area, P.O. Box 3515 Kampala
Uganda [Member] | Unilever PLC [member] | Unilever Uganda Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uganda
Name of Undertaking	Unilever Uganda Limited
% holding as between NV/PLC	100.00%
Nominal Value | UGX / shares							UGX 20.00
Registered address	Plot 10/12 Nyondo Close, Industrial Area, P.O. Box 3515 Kampala
United Arab Emirates [Member] | Severn Gulf FZCO [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	50.00%
United Arab Emirates [Member] | Unilever General Trading LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	49.00%
United Arab Emirates [Member] | Unilever Home & Personal Care Products Manufacturing LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	49.00%
United Arab Emirates [Member] | Unilever N.V. [member] | Severn Gulf FZCO [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Severn Gulf FZCO
% holding as between NV/PLC	50.00%
Nominal Value | AED / shares						AED 100,000.00
Registered address	PO Box 17053, Jebel Ali, Dubai
United Arab Emirates [Member] | Unilever N.V. [member] | Unilever Gulf FZE [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Unilever Gulf FZE
% holding as between NV/PLC	0.00%
Nominal Value | AED / shares						1,000.00
Registered address	PO Box 17053, Jebel Ali, Dubai
United Arab Emirates [Member] | Unilever N.V. [member] | Unilever General Trading LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Unilever General Trading LLC
% holding as between NV/PLC	0.00%
Nominal Value | AED / shares						1,000.00
Registered address	Parcel ID 598633, German Emarati Business Centre, Dubai
United Arab Emirates [Member] | Unilever N.V. [member] | Unilever Home & Personal Care Products Manufacturing LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Unilever Home & Personal Care Products Manufacturing LLC
% holding as between NV/PLC	0.00%
Nominal Value | AED / shares						1,000.00
Registered address	P.O. Box 18221 European Business Center Dubai Investments Park
United Arab Emirates [Member] | Unilever PLC [member] | Severn Gulf FZCO [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Severn Gulf FZCO
% holding as between NV/PLC	0.00%
Nominal Value | AED / shares						100,000.00
Registered address	PO Box 17053, Jebel Ali, Dubai
United Arab Emirates [Member] | Unilever PLC [member] | Unilever Gulf FZE [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Unilever Gulf FZE
% holding as between NV/PLC	100.00%
Nominal Value | AED / shares						1,000.00
Registered address	PO Box 17053, Jebel Ali, Dubai
United Arab Emirates [Member] | Unilever PLC [member] | Unilever General Trading LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Unilever General Trading LLC
% holding as between NV/PLC	49.00%
Nominal Value | AED / shares						1,000.00
Registered address	Parcel ID 598633, German Emarati Business Centre, Dubai
United Arab Emirates [Member] | Unilever PLC [member] | Unilever Home & Personal Care Products Manufacturing LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Unilever Home & Personal Care Products Manufacturing LLC
% holding as between NV/PLC	49.00%
Nominal Value | AED / shares						AED 1,000.00
Registered address	P.O. Box 18221 European Business Center Dubai Investments Park
United States [member] | Unilever N.V. [member] | ACI Brazil Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	ACI Brazil Holdings, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | ACUSA Brazil Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	ACUSA Brazil Holdings, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Alberto Share Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Alberto Share Holdings, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Alberto - Culver Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Alberto-Culver Company
% holding as between NV/PLC	55.40%
Nominal Value			$ 0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Alberto - Culver International, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Alberto-Culver International, Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Alberto - Culver (P.R.), Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Alberto-Culver (P.R.), Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Alberto - Culver USA, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	ALBERTO-CULVER USA, INC
% holding as between NV/PLC	55.40%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Ben & Jerry's Franchising, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Ben & Jerry’s Franchising, Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Ben & Jerry's Gift Card, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Ben & Jerry’s Gift Card, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Ben & Jerry's Homemade, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Ben & Jerry’s Homemade, Inc
% holding as between NV/PLC	55.40%
Nominal Value			0.01
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Bestfoods International (Holdings) Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Bestfoods International (Holdings) Inc
% holding as between NV/PLC	55.40%
Nominal Value			100.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Chesebrough-Pond's Manufacturing Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Chesebrough-Pond’s Manufacturing Company
% holding as between NV/PLC	55.40%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Conopco, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	CONOPCO, INC
% holding as between NV/PLC	55.40%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Dermalogica, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Dermalogica, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | DTJJS, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	DTJJS, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Kate Somerville Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Kate Somerville Holdings, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Kate Somerville Skincare LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Kate Somerville Skincare LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Lipton Industries, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Lipton Industries, Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Murad LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Murad LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Pantresse, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Pantresse, Inc
% holding as between NV/PLC	55.40%
Nominal Value			120.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Ren USA Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	REN USA Inc
% holding as between NV/PLC	0.00%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Skin Health Experts, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Skin Health Experts, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Kensington And Sons LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Kensington & Sons, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | St. Ives Laboratories, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	St. Ives Laboratories, Inc
% holding as between NV/PLC	55.40%
Nominal Value			0.01
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | T2 US LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	T2 US LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Talenti Gelato, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Talenti Gelato, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Talenti Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Talenti Holdings, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | TIGI Linea Corp [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	TIGI Linea Corp
% holding as between NV/PLC	55.40%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever AC Canada Holding, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever AC Canada Holding, Inc
% holding as between NV/PLC	55.40%
Nominal Value			10.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever BCS Sourcing US Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever BCS Sourcing US Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever BCS US Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever BCS US Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever Bestfoods (Holdings) LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Bestfoods (Holdings) LLC
% holding as between NV/PLC	25.10%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever Capital Corporation [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	UNILEVER CAPITAL CORPORATION
% holding as between NV/PLC	55.40%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever Illinois Manufacturing, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Illinois Manufacturing, LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever Manufacturing (US), Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Manufacturing (US), Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.000
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever Trumbull Holdings, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Trumbull Holdings, Inc
% holding as between NV/PLC	42.54%
Nominal Value			1.000
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever Trumbull Research Services, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Trumbull Research Services, Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.000
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever Trumbull Research Services, Inc [Member] | Cumulative redeemable preference shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Trumbull Research Services, Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.000
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever United States Foundation, Inc [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever United States Foundation, Inc
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever United States, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	UNILEVER UNITED STATES, INC
% holding as between NV/PLC	55.40%
Nominal Value			0.333
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Unilever Ventures Advisory LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Ventures Advisory LLC
% holding as between NV/PLC	55.40%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Blueair Inc. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Blueair Inc.
% holding as between NV/PLC	100.00%
Nominal Value			0.000
Registered address	100 N LaSalle, Ste 1900, Chicago IL, 60602
United States [member] | Unilever N.V. [member] | Carapina LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Carapina LLC
% holding as between NV/PLC	100.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever N.V. [member] | Grom Columbus LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom Columbus LLC
% holding as between NV/PLC	100.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever N.V. [member] | Grom Malibu LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom Malibu LLC
% holding as between NV/PLC	100.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever N.V. [member] | Grom USA LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom USA LLC
% holding as between NV/PLC	100.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever N.V. [member] | Hollywood LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Hollywood LLC
% holding as between NV/PLC	100.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever N.V. [member] | Spatula LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Spatula LLC
% holding as between NV/PLC	100.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever N.V. [member] | Seventh Generation Canada, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Seventh Generation Canada, Inc.
% holding as between NV/PLC	55.40%
Nominal Value			0.000
Registered address	60 Lake Street, Suite 3N, Burlington, VT 05401
United States [member] | Unilever N.V. [member] | Seventh Generation, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Seventh Generation, Inc.
% holding as between NV/PLC	55.40%
Nominal Value			0.001
Registered address	60 Lake Street, Suite 3N, Burlington, VT 05401
United States [member] | Unilever N.V. [member] | Seventh Generation Ventures, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Seventh Generation Ventures, Inc.
% holding as between NV/PLC	55.40%
Nominal Value			0.001
Registered address	60 Lake Street, Suite 3N, Burlington, VT 05401
United States [member] | Unilever N.V. [member] | Dollar Shave Club, Inc. [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Dollar Shave Club, Inc.
% holding as between NV/PLC	55.40%
Registered address	13335 Maxella Ave. Marina del Rey, CA 90292
United States [member] | Unilever N.V. [member] | Grom Franchising LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom Franchising LLC
% holding as between NV/PLC	100.00%
Registered address	2711 Centerville Road, Suite 400, Wilmington, Delaware
United States [member] | Unilever N.V. [member] | Intuiskin Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Intuiskin Inc
% holding as between NV/PLC	100.00%
Nominal Value			0.000
Registered address	55 East 59th Street, New York, 10022
United States [member] | Unilever N.V. [member] | Personal Care Marketing & Research Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Personal Care Marketing & Research Inc
% holding as between NV/PLC	55.40%
Nominal Value			1.000
Registered address	420 South Robertson Dr., #260, Beverly Hills, CA 90212
United States [member] | Unilever N.V. [member] | Living proof inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Living Proof, Inc.
% holding as between NV/PLC	55.40%
Nominal Value			0.010
Registered address	CTC 1209 Orange Street Wilmington, DE19801
United States [member] | Unilever N.V. [member] | Kingdom Animalia LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Kingdom Animalia, LLC
% holding as between NV/PLC	55.40%
Registered address	CSC Lawyers Incorporating Service, 2710 Getaway Oaks Drive, 150N Sacramento, CA 95833
United States [member] | Unilever N.V. [member] | Pukka Herbs Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Pukka Herbs Inc
% holding as between NV/PLC	0.00%
Nominal Value			0.001
Registered address	2711 Centreville Road, Suite 400, Wilmington, New Castle County, Delaware 19808
United States [member] | Unilever PLC [member] | ACI Brazil Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	ACI Brazil Holdings, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | ACUSA Brazil Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	ACUSA Brazil Holdings, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Alberto Share Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Alberto Share Holdings, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Alberto - Culver Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Alberto-Culver Company
% holding as between NV/PLC	44.60%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Alberto - Culver International, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Alberto-Culver International, Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Alberto - Culver (P.R.), Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Alberto-Culver (P.R.), Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Alberto - Culver USA, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	ALBERTO-CULVER USA, INC
% holding as between NV/PLC	44.60%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Ben & Jerry's Franchising, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Ben & Jerry’s Franchising, Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Ben & Jerry's Gift Card, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Ben & Jerry’s Gift Card, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Ben & Jerry's Homemade, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Ben & Jerry’s Homemade, Inc
% holding as between NV/PLC	44.60%
Nominal Value			0.01
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Bestfoods International (Holdings) Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Bestfoods International (Holdings) Inc
% holding as between NV/PLC	44.60%
Nominal Value			100.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Chesebrough-Pond's Manufacturing Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Chesebrough-Pond’s Manufacturing Company
% holding as between NV/PLC	44.60%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Conopco, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	CONOPCO, INC
% holding as between NV/PLC	44.60%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Dermalogica, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Dermalogica, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | DTJJS, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	DTJJS, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Kate Somerville Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Kate Somerville Holdings, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Kate Somerville Skincare LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Kate Somerville Skincare LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Lipton Industries, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Lipton Industries, Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Murad LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Murad LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Pantresse, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Pantresse, Inc
% holding as between NV/PLC	44.60%
Nominal Value			120.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Ren USA Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	REN USA Inc
% holding as between NV/PLC	100.00%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Skin Health Experts, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Skin Health Experts, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Kensington And Sons LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Kensington & Sons, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | St. Ives Laboratories, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	St. Ives Laboratories, Inc
% holding as between NV/PLC	44.60%
Nominal Value			0.01
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | T2 US LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	T2 US LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Talenti Gelato, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Talenti Gelato, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Talenti Holdings, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Talenti Holdings, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | TIGI Linea Corp [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	TIGI Linea Corp
% holding as between NV/PLC	44.60%
Nominal Value			0.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever AC Canada Holding, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever AC Canada Holding, Inc
% holding as between NV/PLC	44.60%
Nominal Value			10.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever BCS Sourcing US Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever BCS Sourcing US Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever BCS US Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever BCS US Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever Bestfoods (Holdings) LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Bestfoods (Holdings) LLC
% holding as between NV/PLC	74.90%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever Capital Corporation [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	UNILEVER CAPITAL CORPORATION
% holding as between NV/PLC	44.60%
Nominal Value			1.00
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever Illinois Manufacturing, LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Illinois Manufacturing, LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever Manufacturing (US), Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Manufacturing (US), Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.000
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever Trumbull Holdings, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Trumbull Holdings, Inc
% holding as between NV/PLC	57.46%
Nominal Value			1.000
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever Trumbull Research Services, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Trumbull Research Services, Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.000
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever Trumbull Research Services, Inc [Member] | Cumulative redeemable preference shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Trumbull Research Services, Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.000
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever United States Foundation, Inc [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever United States Foundation, Inc
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever United States, Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	UNILEVER UNITED STATES, INC
% holding as between NV/PLC	44.60%
Nominal Value			0.333
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Unilever Ventures Advisory LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Unilever Ventures Advisory LLC
% holding as between NV/PLC	44.60%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Blueair Inc. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Blueair Inc.
% holding as between NV/PLC	0.00%
Nominal Value			0.000
Registered address	100 N LaSalle, Ste 1900, Chicago IL, 60602
United States [member] | Unilever PLC [member] | Carapina LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Carapina LLC
% holding as between NV/PLC	0.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever PLC [member] | Grom Columbus LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom Columbus LLC
% holding as between NV/PLC	0.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever PLC [member] | Grom Malibu LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom Malibu LLC
% holding as between NV/PLC	0.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever PLC [member] | Grom USA LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom USA LLC
% holding as between NV/PLC	0.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever PLC [member] | Hollywood LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Hollywood LLC
% holding as between NV/PLC	0.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever PLC [member] | Spatula LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Spatula LLC
% holding as between NV/PLC	0.00%
Nominal Value			0.000
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Unilever PLC [member] | Seventh Generation Canada, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Seventh Generation Canada, Inc.
% holding as between NV/PLC	44.60%
Nominal Value			0.000
Registered address	60 Lake Street, Suite 3N, Burlington, VT 05401
United States [member] | Unilever PLC [member] | Seventh Generation, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Seventh Generation, Inc.
% holding as between NV/PLC	44.60%
Nominal Value			0.001
Registered address	60 Lake Street, Suite 3N, Burlington, VT 05401
United States [member] | Unilever PLC [member] | Seventh Generation Ventures, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Seventh Generation Ventures, Inc.
% holding as between NV/PLC	44.60%
Nominal Value			0.001
Registered address	60 Lake Street, Suite 3N, Burlington, VT 05401
United States [member] | Unilever PLC [member] | Dollar Shave Club, Inc. [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Dollar Shave Club, Inc.
% holding as between NV/PLC	44.60%
Registered address	13335 Maxella Ave. Marina del Rey, CA 90292
United States [member] | Unilever PLC [member] | Grom Franchising LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom Franchising LLC
% holding as between NV/PLC	0.00%
Registered address	2711 Centerville Road, Suite 400, Wilmington, Delaware
United States [member] | Unilever PLC [member] | Intuiskin Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Intuiskin Inc
% holding as between NV/PLC	0.00%
Nominal Value			0.000
Registered address	55 East 59th Street, New York, 10022
United States [member] | Unilever PLC [member] | Personal Care Marketing & Research Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Personal Care Marketing & Research Inc
% holding as between NV/PLC	44.60%
Nominal Value			1.000
Registered address	420 South Robertson Dr., #260, Beverly Hills, CA 90212
United States [member] | Unilever PLC [member] | Living proof inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Living Proof, Inc.
% holding as between NV/PLC	44.60%
Nominal Value			0.010
Registered address	CTC 1209 Orange Street Wilmington, DE19801
United States [member] | Unilever PLC [member] | Kingdom Animalia LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Kingdom Animalia, LLC
% holding as between NV/PLC	44.60%
Registered address	CSC Lawyers Incorporating Service, 2710 Getaway Oaks Drive, 150N Sacramento, CA 95833
United States [member] | Unilever PLC [member] | Pukka Herbs Inc [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Pukka Herbs Inc
% holding as between NV/PLC	100.00%
Nominal Value			$ 0.001
Registered address	2711 Centreville Road, Suite 400, Wilmington, New Castle County, Delaware 19808
Uruguay [Member] | Unilever N.V. [member] | Unilever Uruguay SCC S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uruguay
Name of Undertaking	Unilever Uruguay SCC S.A.
% holding as between NV/PLC	100.00%
Nominal Value | UYU / shares									UYU 1.00
Registered address	Camino Carrasco 5975, Montevideu
Uruguay [Member] | Unilever N.V. [member] | Lever S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uruguay
Name of Undertaking	Lever S.A.
% holding as between NV/PLC	100.00%
Nominal Value | UYU / shares									0.10
Registered address	Camino Carrasco 5975, Montevideu
Uruguay [Member] | Unilever N.V. [member] | Arisco Productos Alimenticios Uruguay S.A.[Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uruguay
Name of Undertaking	Arisco Productos Alimenticios Uruguay S.A.
% holding as between NV/PLC	64.55%
Nominal Value | UYU / shares									1.00
Registered address	Camino Carrasco 5975, Montevideu
Uruguay [Member] | Unilever N.V. [member] | Unilever del Uruguay S.R.L. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uruguay
Name of Undertaking	Unilever del Uruguay S.R.L.
% holding as between NV/PLC	100.00%
Nominal Value | UYU / shares									1.00
Registered address	Camino Carrasco 5975, Montevideu
Uruguay [Member] | Unilever PLC [member] | Unilever Uruguay SCC S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uruguay
Name of Undertaking	Unilever Uruguay SCC S.A.
% holding as between NV/PLC	0.00%
Nominal Value | UYU / shares									1.00
Registered address	Camino Carrasco 5975, Montevideu
Uruguay [Member] | Unilever PLC [member] | Lever S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uruguay
Name of Undertaking	Lever S.A.
% holding as between NV/PLC	0.00%
Nominal Value | UYU / shares									0.10
Registered address	Camino Carrasco 5975, Montevideu
Uruguay [Member] | Unilever PLC [member] | Arisco Productos Alimenticios Uruguay S.A.[Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uruguay
Name of Undertaking	Arisco Productos Alimenticios Uruguay S.A.
% holding as between NV/PLC	35.45%
Nominal Value | UYU / shares									1.00
Registered address	Camino Carrasco 5975, Montevideu
Uruguay [Member] | Unilever PLC [member] | Unilever del Uruguay S.R.L. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Uruguay
Name of Undertaking	Unilever del Uruguay S.R.L.
% holding as between NV/PLC	0.00%
Nominal Value | UYU / shares									UYU 1.00
Registered address	Camino Carrasco 5975, Montevideu
Venezuela [Member] | Unilever N.V. [member] | Unilever Andina Venezuela S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Venezuela
Name of Undertaking	Unilever Andina Venezuela S.A.
% holding as between NV/PLC	100.00%
Nominal Value | VEB / shares				VEB 1,000.00
Registered address	Edificio Torre Corp Banca, Piso 15, entre Avenidas Blandín y Los Chaguaramos, Urbanización La Castellana, Caracas
Venezuela [Member] | Unilever PLC [member] | Unilever Andina Venezuela S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Venezuela
Name of Undertaking	Unilever Andina Venezuela S.A.
% holding as between NV/PLC	0.00%
Nominal Value | VEB / shares				VEB 1,000.00
Registered address	Edificio Torre Corp Banca, Piso 15, entre Avenidas Blandín y Los Chaguaramos, Urbanización La Castellana, Caracas
Vietnam [Member] | Unilever N.V. [member] | Unilever Vietnam International Company Limited [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Vietnam
Name of Undertaking	Unilever Vietnam International Company Limited
% holding as between NV/PLC	100.00%
Registered address	Lot A23, Tay Bac Cu Chi Industry Zone, Tan An Hoi Ward, Cu Chi District, Ho Chi Minh City
Vietnam [Member] | Unilever PLC [member] | Unilever Vietnam International Company Limited [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Vietnam
Name of Undertaking	Unilever Vietnam International Company Limited
% holding as between NV/PLC	0.00%
Registered address	Lot A23, Tay Bac Cu Chi Industry Zone, Tan An Hoi Ward, Cu Chi District, Ho Chi Minh City
Zambia [Member] | Unilever N.V. [member] | Unilever South East Africa Zambia Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Zambia
Name of Undertaking	Unilever South East Africa Zambia Limited
% holding as between NV/PLC	0.00%
Nominal Value | ZMK / shares					ZMK 2.00
Registered address	Stand No. 7136, Mwembeshi Road, P.O. Box 31953 Lusaka
Zambia [Member] | Unilever N.V. [member] | Unilever South East Africa Zambia Limited [Member] | Cumulative redeemable preference shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Zambia
Name of Undertaking	Unilever South East Africa Zambia Limited
% holding as between NV/PLC	0.00%
Nominal Value | ZMK / shares					2.00
Registered address	Stand No. 7136, Mwembeshi Road, P.O. Box 31953 Lusaka
Zambia [Member] | Unilever PLC [member] | Unilever South East Africa Zambia Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Zambia
Name of Undertaking	Unilever South East Africa Zambia Limited
% holding as between NV/PLC	100.00%
Nominal Value | ZMK / shares					2.00
Registered address	Stand No. 7136, Mwembeshi Road, P.O. Box 31953 Lusaka
Zambia [Member] | Unilever PLC [member] | Unilever South East Africa Zambia Limited [Member] | Cumulative redeemable preference shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Zambia
Name of Undertaking	Unilever South East Africa Zambia Limited
% holding as between NV/PLC	100.00%
Nominal Value | ZMK / shares					ZMK 2.00
Registered address	Stand No. 7136, Mwembeshi Road, P.O. Box 31953 Lusaka
Zimbabwe [Member] | Unilever N.V. [member] | Unilever - Zimbabwe (Pvt) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Zimbabwe
Name of Undertaking	Unilever - Zimbabwe (Pvt) Limited
% holding as between NV/PLC	0.00%
Nominal Value | ZWL / shares								ZWL 2.00
Registered address	Box 950 Harare
Zimbabwe [Member] | Unilever PLC [member] | Unilever - Zimbabwe (Pvt) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Zimbabwe
Name of Undertaking	Unilever – Zimbabwe (Pvt) Limited
% holding as between NV/PLC	100.00%
Nominal Value | ZWL / shares								ZWL 2.00
Registered address	Box 950 Harare